Disclosure of Detailed Information About Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Aug. 31, 2021 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stok options, Outstanding, beginning of period | shares	253,121	253,121	6,971
Weighted average exercise price, Outstanding, beginning of period	$ 12.73		$ 166.20
Weighted average grant date fair value, Outstanding, beginning of period	$ 4.39		$ 49.86
Options outstanding, remaining contractual term, ending of period	4 years 5 months 15 days	4 years 5 months 15 days	5 years 10 months 2 days
Number of stok options, Outstanding, beginning of period | shares	(20,833)	(20,833)
Weighted average exercise price, Outstanding, beginning of period	$ 7.91
Weighted average grant date fair value, Outstanding, beginning of period	$ 4.38
Number of stok options, Outstanding, beginning of period | shares	487,466	487,466	169,995
Weighted average exercise price, Outstanding, beginning of period	$ 11.77		$ 7.91
Weighted average grant date fair value, Outstanding, beginning of period	$ 8.16		$ 4.38
Number of stok options, Outstanding, beginning of period | shares	(26,816)	(26,816)	(5,110)
Weighted average exercise price, Outstanding, beginning of period	$ 27.20		$ 185.97
Weighted average grant date fair value, Outstanding, beginning of period	$ 6.51		$ 55.79
Number of stok options, Outstanding, ending of period | shares	692,938	692,938	253,121
Weighted average exercise price, Outstanding, ending of period | (per share)	$ 11.64	$ 14.86	$ 12.73
Weighted average grant date fair value, Outstanding, ending of period	$ 7.06		$ 4.39
Options outstanding, remaining contractual term, ending of period			4 years 3 months 21 days
Options outstanding, remaining contractual term, beginning of period	4 years 3 months 21 days	4 years 3 months 21 days
Number of stok options, Outstanding, beginning of period | shares	209,950	209,950	191,730
Weighted average exercise price, Outstanding, beginning of period	$ 13.01
Weighted average grant date fair value, Outstanding, beginning of period	$ 4.30
Options exercisable, remaining contractual term, end of period	2 years 4 months 6 days	2 years 4 months 6 days
UMG [member]
IfrsStatementLineItems [Line Items]
Number of stok options, Issued on acquisition | shares			16,606
Weighted average exercise price, Issued on acquisition			$ 63.30
Weighted average grant date fair value, Issued on acquisition			$ 2.32
Frankly [member]
IfrsStatementLineItems [Line Items]
Number of stok options, Issued on acquisition | shares			64,659
Weighted average exercise price, Issued on acquisition			$ 9.22
Weighted average grant date fair value, Issued on acquisition			$ 5.07